Pension And Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefits [Abstract]
Cost Of Retirement Plan

	2011	2010	2009
Employee Investment Plan cost	$4,626	$4,583	$4,511

Schedule Of Allocation Of Plan Assets

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31to 37
Other	up to 5

Schedule Of Assumptions Used

	December 31, 2011	December 31, 2010
Discount rate	5.00%	5.75%
Weighted-average rate of compensation increase	3.00%	3.25%
Asset return assumption	8.00%	8.00%

Schedule Of Amounts Recognized In Balance Sheet And Income Statement

	2011			2010
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$662,134	$31,860	$46,765	$606,276	$35,339	$42,322
Service cost	17,725	217	858	16,932	372	856
Interest cost	37,276	1,766	2,631	35,614	2,045	2,491
Actuarial loss (gain)	89,922	2,427	2,835	27,680	(3,480)	2,632
Benefits paid	(26,486)	(2,443)	(907)	(24,368)	(2,416)	(1,536)

Benefit obligation at end of year (PBO/PBO/APBO)	780,571	33,827	52,182	662,134	31,860	46,765

Change in plan assets
Market value of plan assets at beginning of year	475,931	-	29,640	392,975	-	25,511
Actual return on plan assets	2,384	-	(200)	53,224	-	3,181
Employer contributions	70,000	2,443	904	54,100	2,416	1,348
Benefits paid	(26,486)	(2,443)	(400)	(24,368)	(2,416)	(400)

Market value of plan assets at end of year	521,829	-	29,944	475,931	-	29,640

Funded status at year end	$(258,742)	$(33,827)	$(22,238)	$(186,203)	$(31,860)	$(17,125)

Weighted-average assumptions (benefit obligation)
Discount rate	5.00%	5.00%	5.00%	5.75%	5.75%	5.75%
Weighted-average rate of compensation increase	3.00%	3.00%	3.00%	3.25%	3.25%	3.25%

Schedule Of Accumulated Benefit Obligation

	December 31, 2011	December 31, 2010
Retirement plan	$699,269	$590,811
SERP	32,695	30,725

Schedule Of Expected Benefit Payments

	2012	2013	2014	2015	2016	2017-2021
Pension	$30.5	$32.1	$33.8	$35.6	$37.6	$220.4
Retiree welfare	2.5	2.6	2.8	2.9	3.0	15.9
SERP	2.5	2.5	2.4	2.4	2.4	11.8

Schedule Of Net Periodic Benefit Cost And Weighted Average Assumptions

	Qualified Retirement Plan			SERP			PBOP
	2011	2010	2009	2011	2010	2009	2011	2010	2009
(Thousands of dollars)
Service cost	$17,725	$16,932	$15,390	$217	$372	$195	$858	$856	$729
Interest cost	37,276	35,614	34,527	1,766	2,045	2,065	2,631	2,491	2,370
Expected return on plan assets	(40,114)	(36,538)	(35,221)	—	—	—	(2,379)	(2,093)	(1,603)
Amortization of prior service costs (credits)	—	—	(2)	—	—	—	—	—	—
Amortization of transition obligation	—	—	—	—	—	—	867	867	867
Amortization of net actuarial loss	14,348	10,478	4,253	631	1,155	909	590	489	434

Net periodic benefit cost	$29,235	$26,486	$18,947	$2,614	$3,572	$3,169	$2,567	$2,610	$2,797

Weighted-average assumptions (net benefit cost)
Discount rate	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%	3.25%	3.25%	3.75%

Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized In Net Periodic Benefit Cost And Other Comprehensive Income

	2011				2010				2009
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$135,492	$127,651	$2,427	$5,414	$9,058	$10,994	$(3,480)	$1,544	$26,448	$21,054	$3,785	$1,609
Amortization of prior service credit (b)	—	—	—	—	—	—	—	—	2	2	—	—
Amortization of transition obligation (b)	(867)	—	—	(867)	(867)	—	—	(867)	(867)	—	—	(867)
Amortization of net actuarial loss (b)	(15,569)	(14,348)	(631)	(590)	(12,122)	(10,478)	(1,155)	(489)	(5,596)	(4,253)	(909)	(434)
Regulatory adjustment	(105,931)	(101,974)	—	(3,957)	(652)	(464)	—	(188)	(15,431)	(15,123)	—	(308)

Recognized in other comprehensive (income) loss	$13,125	$11,329	$1,796	$—	$(4,583)	$52	$(4,635)	$—	$4,556	$1,680	$2,876	$—
Net period benefit costs recognized in net income	34,416	29,235	2,614	2,567	32,668	26,486	3,572	2,610	24,913	18,947	3,169	2,797

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$47,541	$40,564	$4,410	$2,567	$28,085	$26,538	$(1,063)	$2,610	$29,469	$20,627	$6,045	$2,797

Schedule Of Fair Value Of Plan Assets

	December 31, 2011			December 31, 2010
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 - Quoted prices in active markets for identical financial assets
Cash equivalents	$20	$1	$21	$48	$2	$50
Common stock
Capital equipment	4,332	133	4,465	11,083	362	11,445
Chemicals/materials	7,425	227	7,652	4,273	140	4,413
Consumer goods	40,806	1,249	42,055	35,491	1,158	36,649
Energy and mining	39,080	1,196	40,276	34,530	1,127	35,657
Finance/insurance	23,808	729	24,537	27,097	884	27,981
Healthcare	26,070	798	26,868	19,275	629	19,904
Information technology	29,052	889	29,941	33,445	1,091	34,536
Services	17,417	533	17,950	20,570	671	21,241
Telecommunications/utilities	16,257	498	16,755	12,172	397	12,569
Other	22,473	688	23,161	15,917	519	16,436
Real estate investment trusts	5,779	177	5,956	4,504	147	4,651
Mutual funds	57,512	14,154	71,666	49,994	14,234	64,228
Government fixed income	5,727	175	5,902	11,020	360	11,380
Futures contracts	4	—	4	(51)	(2)	(53)

Total Level 1 Assets (1)	$295,762	$21,447	$317,209	$279,368	$21,719	$301,087

Level 2 - Significant other observable inputs
Government fixed income and mortgage backed	$42,361	$1,297	$43,658	$39,201	$1,279	$40,480
Corporate fixed income
Asset-backed and mortgage-backed	16,969	519	17,488	14,014	457	14,471
Banking	16,192	496	16,688	17,178	561	17,739
Utilities	5,064	155	5,219	2,430	79	2,509
Other	25,769	789	26,558	20,575	671	21,246
Pooled funds and mutual funds	17,447	2,244	19,691	8,230	1,974	10,204
State and local obligations	936	29	965	626	20	646

Total Level 2 assets (2)	$124,738	$5,529	$130,267	$102,254	$5,041	$107,295

Level 3 - Significant unobservable inputs
Commingled equity funds	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Level 3 assets (3)	$97,295	$2,978	$100,273	$94,389	$3,080	$97,469

Total Plan assets at fair value	$517,795	$29,954	$547,749	$476,011	$29,840	$505,851
Guaranteed investment contracts/guaranteed annuity contracts (4)	4,952	—	4,952	5,342	—	5,342

Total Plan assets (5)	$522,747	$29,954	$552,701	$481,353	$29,840	$511,193

(1)

Equity securities, Real Estate Investment Trusts, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan's various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets

(4)

The guaranteed investment contracts/guaranteed annuity contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $928,000 (qualified retirement plan - $918,000, PBOP - $10,000) and $5.6 million (qualified retirement plan - $5.4 million, PBOP - $200,000) for 2011 and 2010, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Schedule Of Effect Of Significant Unobservable Inputs

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2009	$77,879
Actual return on plan assets:
Relating to assets still held at the reporting date	13,090
Relating to assets sold during the period	—
Purchases	6,500
Sales	—
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2010	$97,469
Actual return on plan assets:
Relating to assets still held at the reporting date	(8,442)
Relating to assets sold during the period	246
Purchases	12,000
Sales	(1,000)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2011	$100,273